UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/15

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.04	11/7/15	3,890,000	a	3,890,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.04	11/7/15	2,095,000	a	2,095,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.04	11/7/15	2,900,000	a	2,900,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.05	11/7/15	10,960,000	a,b,c	10,960,000
California,
CP (LOC; Royal Bank of Canada)	0.04	12/1/15	4,700,000		4,700,000
California,
CP (LOC; Wells Fargo Bank)	0.06	11/30/15	3,100,000		3,100,000
California,
CP (LOC; Wells Fargo Bank)	0.06	12/1/15	8,000,000		8,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.01	11/2/15	2,950,000	a	2,950,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.01	11/2/15	3,900,000	a	3,900,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.01	11/2/15	1,000,000	a	1,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; State Street Bank and
Trust Co.)	0.01	11/2/15	2,195,000	a	2,195,000
California,
GO Notes (LOC; JPMorgan Chase

Bank)	0.01	11/2/15	5,550,000	a	5,550,000
California Department of Water
Resources Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.05	12/3/15	9,959,000		9,959,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.04	11/7/15	7,830,000	a	7,830,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.01	11/7/15	15,000,000	a	15,000,000
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)
(LOC; U.S. Bank NA)	0.01	11/2/15	5,275,000	a	5,275,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.13	11/4/15	28,200,000		28,200,000
California Infrastructure and
Economic Development Bank, IDR
(Alegacy Foodservice Products
Group, Inc. and Eagleware
Manufacturing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.01	11/7/15	4,210,000	a	4,210,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.07	11/7/15	1,280,000	a	1,280,000
California Infrastructure and
Economic Development Bank,
Revenue (SRI International)
(LOC; Wells Fargo Bank)	0.02	11/7/15	2,310,000	a	2,310,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.01	11/2/15	3,245,000	a	3,245,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank
Corp.)	0.01	11/2/15	14,400,000	a	14,400,000
California Municipal Finance
Authority, Recovery Zone
Facility Revenue (Chevron
U.S.A. Inc. Project)	0.01	11/2/15	1,600,000	a	1,600,000

California Municipal Finance
Authority, Recovery Zone
Facility Revenue (Chevron
U.S.A. Inc. Project)	0.01	11/2/15	750,000	a	750,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.05	11/7/15	960,000	a	960,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.01	11/2/15	4,700,000	a	4,700,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.01	11/2/15	3,900,000	a	3,900,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.01	11/2/15	5,500,000	a	5,500,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.01	11/7/15	4,175,000	a	4,175,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.01	11/7/15	7,150,000	a	7,150,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.04	11/7/15	2,345,000	a	2,345,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.01	11/7/15	1,750,000	a	1,750,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.01	11/7/15	8,165,000	a	8,165,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.01	11/7/15	2,055,000	a	2,055,000
California Statewide Communities
Development Authority, MFHR
(Foxwood Apartments Project)

(LOC; Wells Fargo Bank)	0.02	11/7/15	4,150,000	a	4,150,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.11	11/7/15	1,555,000	a	1,555,000
California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.01	11/2/15	7,000,000	a	7,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.01	11/7/15	9,700,000	a	9,700,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.09	11/7/15	3,090,000	a	3,090,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	1/7/16	15,000,000		15,000,000
Hillsborough,
COP (Water and Sewer Systems
Projects) (Liquidity Facility;
JPMorgan Chase Bank)	0.01	11/7/15	8,020,000	a	8,020,000
Imperial Community College
District, GO Notes, TRAN	2.00	2/26/16	2,500,000		2,514,133
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and
288) (LOC; U.S. Bank NA)	0.01	11/2/15	16,595,000	a	16,595,000
Kern County,
GO Notes, TRAN	7.00	6/30/16	1,000,000		1,044,090
Lancaster School District,
GO Notes, TRAN	2.00	6/30/16	3,680,000		3,722,537
Los Angeles County,
GO Notes, TRAN	5.00	6/30/16	4,000,000		4,124,196
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Bank of Montreal)	0.01	11/2/15	5,100,000	a	5,100,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.01	11/2/15	9,380,000	a	9,380,000
Los Angeles Department of Water
and Power, Water System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.01	11/2/15	10,000,000	a	10,000,000
Los Angeles Department of Water

and Power, Water System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.01	11/7/15	4,100,000	a	4,100,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Wells
Fargo Bank)	0.04	1/11/16	3,000,000		3,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Wells
Fargo Bank)	0.05	12/8/15	3,000,000		3,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.01	11/2/15	9,035,000	a	9,035,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Wells Fargo Bank)	0.01	11/2/15	1,870,000	a	1,870,000
Monterey Peninsula Water
Management District, COP
(Wastewater Reclamation
Project) (LOC; Wells Fargo
Bank)	0.03	11/7/15	4,176,000	a	4,176,000
Oakland,
GO Notes, TRAN	2.00	6/30/16	2,000,000		2,022,543
Orange County,
Apartment Development Revenue,
Refunding (Villa Aliento
Issue) (LOC; FNMA)	0.01	11/7/15	240,000	a	240,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	0.01	11/7/15	3,550,000	a	3,550,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.01	11/2/15	43,295,000	a	43,295,000
Riverside County,
GO Notes, TRAN	2.00	6/30/16	4,000,000		4,045,085
Sacramento County Housing
Authority, MFHR (Ashford Park
Apartments) (LOC; FNMA)	0.02	11/7/15	3,600,000	a	3,600,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.03	11/7/15	8,000,000	a	8,000,000
Sacramento Municipal Utility

District, Subordinated
Electric Revenue, Refunding
(LOC; Bank of America)	0.01	11/7/15	20,000,000	a	20,000,000
San Bernardino County,
MFHR, Refunding (Rosewood
Apartments) (LOC; FNMA)	0.03	11/7/15	2,725,000	a	2,725,000
San Bernardino County,
MFHR, Refunding (Somerset
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.03	11/7/15	2,995,000	a	2,995,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	0.04	11/7/15	400,000	a	400,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.01	11/7/15	950,000	a	950,000
San Diego County,
COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.06	11/7/15	300,000	a	300,000
San Francisco City and County
Redevelopment Agency, MFHR
(Mercy Terrace Project) (LOC;
FNMA)	0.02	11/7/15	9,100,000	a	9,100,000
San Francisco Public Utilities Commission,
Wastewater Revenue
CP (LOC; Bank of
America)	0.04	12/9/15	6,400,000		6,400,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.12	2/16/16	12,400,000		12,400,000
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.01	11/7/15	11,000,000	a	11,000,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bank NA)	0.01	11/2/15	4,445,000	a	4,445,000
University of California Regents,
General Revenue	0.01	11/7/15	15,800,000	a	15,800,000
Yolo County,
MFHR (Primero Grove Student
Apartments Project) (LOC;
California State Teachers
Retirement System)	0.08	11/7/15	780,000	a	780,000
Yosemite Unified School District
GO Notes, TRAN	2.00	6/30/16	975,000		986,270
Total Investments (cost $465,208,854)			99.9%		465,208,854
Cash and Receivables (Net)			.1%		286,833
Net Assets			100.0%		465,495,687

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, this security amounted to $10,960,000 or 2.4% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	465,208,854
Level 3 - Significant Unobservable Inputs	-
Total	465,208,854

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--4.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.17	11/7/15	15,000,000	a	15,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.03	11/7/15	14,000,000	a	14,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.01	11/7/15	20,000,000	a	20,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.02	11/7/15	15,000,000	a	15,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
Sumitomo Mitsui Banking
Corporation)	0.01	11/7/15	25,000,000	a	25,000,000
Arizona--.8%
Arizona Health Facilities
Authority, Revenue, Refunding
(Phoenix Children's Hospital)
(P-FLOATS Series MT-836)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.21	11/7/15	10,495,000	a,b,c	10,495,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.04	11/7/15	4,500,000	a	4,500,000
California--.9%
California,
CP (LOC; Royal Bank of Canada)	0.04	12/1/15	6,750,000		6,750,000

Los Angeles County,
GO Notes, TRAN	5.00	6/30/16	10,000,000		10,310,489
Colorado--7.0%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.01	11/7/15	48,730,000	a	48,730,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.04	11/7/15	9,600,000	a	9,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.02	11/7/15	45,000,000	a	45,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.03	11/7/15	33,300,000	a	33,300,000
Connecticut--.2%
Connecticut,
GO Notes, Refunding	5.00	12/15/15	1,500,000		1,508,659
Derby,
GO Notes, BAN	1.00	3/15/16	2,675,000		2,682,427
Delaware--2.9%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.01	11/7/15	56,000,000	a	56,000,000
District of Columbia--1.6%
District of Columbia Housing
Finance Agency, MFHR (Edgewood
Terrace I Project)	0.28	12/1/15	7,190,000		7,190,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle Series
2013-0012) (Liquidity
Facility; Citibank NA)	0.02	11/7/15	9,500,000 a,b,c		9,500,000
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue CP (LOC; JPMorgan
Chase Bank)	0.09	12/3/15	15,000,000		15,000,000
Florida--4.0%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.18	12/10/15	30,000,000		30,000,000

Gainesville,
Utility System Revenue, CP
(Liquidity Facility;
Bayerische Landesbank)	0.07	11/10/15	10,000,000		10,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.03	11/24/15	10,000,000		10,000,000
Orlando Utilities Commission,
Utility System Revenue,
Refunding (Liquidity Facility;
TD Bank)	0.01	11/7/15	12,755,000	a	12,755,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	12/11/15	14,000,000		14,000,000
Georgia--1.8%
Cobb County Hospital Authority,
RAC (Equipment Pool Project)
(LOC; Wells Fargo Bank)	0.01	11/7/15	11,300,000	a	11,300,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	11/7/15	4,880,000	a	4,880,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	0.01	11/7/15	19,550,000	a	19,550,000
Illinois--3.0%
Brookfield,
Revenue (Brookfield Zoo
Project) (LOC; Northern Trust
Company)	0.05	11/7/15	30,720,000	a	30,720,000
Greater Chicago Metropolitan Water
Reclamation District, Capital
Improvement GO Notes	5.00	12/1/15	3,650,000		3,664,388
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.01	11/2/15	3,675,000	a	3,675,000
Illinois Development Finance
Authority, Revenue (Sinai
Communitiy Institute Project)
(LOC; JPMorgan Chase Bank)	0.01	11/7/15	5,000,000	a	5,000,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust

Company)	0.05	11/7/15	3,715,000	a	3,715,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
Northern Trust Company)	0.01	11/2/15	1,400,000	a	1,400,000
Tender Option Bond Trust Receipts
(Series 2015-XM0078) (Illinois
Toll Highway Authority, Toll
Highway Senior Revenue)
(Liquidity Facility; Royal
Bank of Canada)	0.04	11/7/15	10,365,000	a,b,c	10,365,000
Indiana--.4%
Indianapolis Public Schools
Multi-School Building
Corporation, Unlimited Ad
Valorem Property Tax First
Mortgage Bonds, Refunding	5.00	1/15/16	5,495,000		5,549,369
The Trustees of Purdue University,
Student Facilities System
Revenue (Purdue University)	0.01	11/7/15	1,500,000	a	1,500,000
Louisiana--3.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.01	11/7/15	3,650,000	a	3,650,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	11/2/15	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	11/2/15	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	11/7/15	15,215,000	a	15,215,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	11/7/15	16,900,000	a	16,900,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.01	11/7/15	9,645,000	a	9,645,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.01	11/7/15	8,360,000	a	8,360,000
Maryland--2.7%
Maryland Community Development

Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue,
(Crusaders Arms Apartments)
(LOC; FHLMC)	0.01	11/7/15	1,800,000	a	1,800,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.06	11/7/15	6,095,000	a	6,095,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.01	11/7/15	14,900,000	a	14,900,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.02	11/9/15	14,000,000		14,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.04	11/10/15	15,000,000		15,000,000
Massachusetts--5.9%
Everett,
GO Notes, Refunding	1.00	12/15/15	2,690,000		2,692,772
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Wells Fargo Bank)	0.01	11/2/15	6,800,000	a	6,800,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Princeton Westford Project)
(LOC; Bank of America)	0.01	11/7/15	4,800,000	a	4,800,000
Massachusetts Housing Finance
Agency, Multifamily Conduit
Revenue (Quincy Point Project)	0.32	1/15/16	24,750,000		24,750,000
Massachusetts School Building
Authority, CP (LOC; Citibank
NA)	0.05	1/14/16	16,000,000		16,000,000
New Bedford,
GO Notes, BAN	1.50	5/3/16	11,220,000		11,285,858
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.01	11/7/15	48,275,000	a	48,275,000
Michigan--2.6%
Board of Trustees of the Michigan
State University, CP	0.05	1/11/16	7,655,000		7,655,000
Board of Trustees of the Michigan

State University, CP	0.05	1/12/16	23,220,000		23,220,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; FHLB)	0.01	11/7/15	20,000,000	a	20,000,000
Minnesota--3.6%
Cohasset,
Revenue, Refunding (Minnesota
Power and Light Company
Project) (LOC; JPMorgan Chase
Bank)	0.06	11/7/15	10,000,000	a	10,000,000
Hennepin County,
GO Notes (Liquidity Facility;
U. S. Bank NA)	0.01	11/7/15	25,000,000	a	25,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity Facility;
U. S. Bank NA)	0.04	12/9/15	7,000,000		7,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.05	12/9/15	28,000,000		28,000,000
Mississippi--1.8%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	11/2/15	4,600,000	a	4,600,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.01	11/7/15	10,000,000	a	10,000,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone Industrial Development
Revenue (Chevron U.S.A. Inc.
Project)	0.01	11/7/15	19,800,000	a	19,800,000
Missouri--2.1%
Missouri Board of Public
Buildings, Special Obligation
Revenue	3.00	4/1/16	4,130,000		4,177,365
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) (Liquidity
Facility; Northern Trust
Company)	0.01	11/2/15	7,500,000	a	7,500,000
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Health Group)	0.01	11/7/15	5,000,000	a	5,000,000

Saint Louis County Industrial
Development Authority IDR
(Schuck Markets, Inc. Project)
(LOC; U.S. Bank NA)	0.02	11/7/15	3,950,000	a	3,950,000
Saint Louis,
General Fund Revenue, TRAN	2.00	6/1/16	20,000,000		20,191,055
Nebraska--.7%
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.01	11/7/15	13,400,000	a	13,400,000
Nevada--.1%
Nevada,
Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.00	12/1/15	2,500,000		2,509,694
New Hampshire--4.1%
Merrimack County,
GO Notes, TAN	0.50	12/30/15	18,500,000		18,511,025
New Hampshire,
GO Notes (Capital Improvement
Bonds)	5.00	2/1/16	6,000,000		6,072,585
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.01	11/2/15	21,165,000	a	21,165,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.02	11/2/15	10,900,000	a	10,900,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.02	11/2/15	23,300,000	a	23,300,000
New Jersey--1.6%
Guttenberg,
GO Notes, BAN	1.00	3/18/16	6,000,000		6,009,008
Seaside Heights Borough,
GO Notes, BAN (Electric
Utility, General Improvement
and Water/Sewer Utility)	1.25	1/28/16	12,000,000		12,025,709
Toms River,
GO Notes, BAN	1.00	6/22/16	13,909,200		13,940,053
New York--8.5%
Dutchess County Industrial
Development Agency, Civic

Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.06	11/7/15	7,165,000	a	7,165,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.06	11/7/15	8,635,000	a	8,635,000
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.06	11/7/15	5,565,000	a	5,565,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
BAN	0.75	6/1/16	10,000,000		10,030,168
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Bank of Montreal)	0.01	11/2/15	5,500,000	a	5,500,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; TD Bank)	0.01	11/7/15	3,275,000	a	3,275,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; TD Bank)	0.01	11/7/15	9,000,000	a	9,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; U.S. Bank NA)	0.01	11/2/15	4,000,000	a	4,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	30,000,000		30,022,173
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	1.00	3/1/16	10,000,000		10,021,732
New York City,
GO Notes (LOC; Mizuho Bank,
Ltd.)	0.01	11/2/15	12,680,000	a	12,680,000
New York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.01	11/2/15	2,700,000	a	2,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Northern
Trust Company)	0.01	11/2/15	3,000,000	a	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.01	11/2/15	6,000,000	a	6,000,000

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.02	11/2/15	14,200,000	a	14,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue, Refunding
(Liquidity Facility; PNC Bank
NA)	0.01	11/2/15	14,300,000	a	14,300,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.01	11/7/15	6,000,000	a	6,000,000
New York State Dormitory
Authority, Revenue, CP
(Columbia University)	0.05	11/4/15	3,400,000		3,400,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.11	11/7/15	8,240,000	a	8,240,000
North Carolina--4.9%
Board of Governors of the
University of North Carolina,
CP	0.04	12/9/15	33,500,000		33,500,000
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.01	11/2/15	1,000,000	a	1,000,000
Guilford County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.03	11/7/15	11,600,000	a	11,600,000
North Carolina,
GO Notes, Refunding	5.00	6/1/16	4,070,000		4,183,489
North Carolina,
LOR, Refunding (Citigroup
ROCS, Series 2015-XF2113)
(Liquidity Facility; Citibank
NA)	0.02	11/7/15	2,800,000	a,b,c	2,800,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University)	0.06	12/3/15	16,000,000		16,000,000
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project) (Eagle
Series 2014-0051) (Liquidity
Facility; Citibank NA)	0.02	11/7/15	12,000,000	a,b,c	12,000,000

Raleigh,
Combined Enterprise System
Revenue (Liquidity Facility;
Bank of America)	0.01	11/7/15	8,610,000	a	8,610,000
Raleigh,
Combined Enterprise System
Revenue (Liquidity Facility;
Bank of America)	0.01	11/7/15	5,570,000	a	5,570,000
Ohio--.1%
Richland County,
GO Notes, BAN (Various Purpose)	1.25	1/6/16	2,377,000		2,380,421
Oklahoma--.3%
Oklahoma Housing Finance Agency,
Revenue (Wesley Village
Retirement Community)	0.25	2/1/16	5,000,000		5,000,000
Oklahoma Water Resource Board,
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.25	3/1/16	1,050,000		1,050,000
Pennsylvania--3.3%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.02	11/7/15	2,400,000	a	2,400,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.06	11/7/15	9,055,000	a	9,055,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.06	11/7/15	2,015,000	a	2,015,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wells
Fargo Bank)	0.01	11/2/15	2,500,000	a	2,500,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.06	11/7/15	14,535,000	a	14,535,000
Philadelphia,
GO Notes, TRAN	2.00	6/30/16	15,000,000		15,170,060
Ridley School District,
GO Notes (LOC; TD Bank)	0.02	11/7/15	2,300,000	a	2,300,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's

Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.01	11/2/15	2,800,000	a	2,800,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
Wells Fargo Bank)	0.01	11/2/15	4,500,000	a	4,500,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.05	11/16/15	8,000,000		8,000,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.06	11/7/15	555,000	a	555,000
South Carolina--1.2%
Horry County School District,
GO Notes, Refunding	5.00	3/1/16	3,775,000		3,835,686
Richland County School District
Number 1, GO Notes	1.00	3/1/16	14,975,000		15,012,502
Rock Hill School District Number
3, GO Notes	1.00	3/1/16	5,000,000		5,013,516
Tennessee--5.4%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.02	11/7/15	1,235,000	a	1,235,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.02	11/7/15	7,870,000	a	7,870,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho
Bank. Ltd.)	0.04	11/17/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.04	12/16/15	5,665,000		5,665,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.01	11/7/15	49,125,000	a	49,125,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; FHLB)	0.01	11/7/15	5,030,000	a	5,030,000
Shelby County,

GO Notes, Refunding	5.00	3/1/16	4,250,000		4,316,669
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Wells
Fargo Bank)	0.01	11/7/15	6,665,000	a	6,665,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.06	12/8/15	15,600,000		15,600,000
Texas--11.3%
Bryan Independent School District,
Unlimited Tax Bonds, Refunding
(LOC; Permanent School Fund
Guarantee Program)	2.00	2/16/16	5,815,000		5,845,292
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.07	12/9/15	5,000,000		5,000,000
Dallas Area Rapid Transit
Senior Lien Sales Tax Revenue	5.00	12/1/15	2,315,000		2,324,243
El Paso County,
Water and Sewer Revenue, CP
(Liquidity Facility; Bank of
America)	0.05	11/30/15	7,000,000		7,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	11/19/15	10,000,000		10,000,000
Garland,
GO Notes, Refunding	3.00	2/15/16	5,645,000		5,691,403
Goose Creek Consolidated
Independent School District,
GO Notes, Refunding	5.25	2/15/16	1,325,000		1,344,410
Harris County Cultural Education
Facilities Finance
Corporation, HR, Refunding
(Memorial Hermann Health
System)	0.01	11/7/15	9,935,000	a	9,935,000
Harris County Cultural Education
Facilities Finance
Corporation, HR, Refunding
(Memorial Hermann Health
System)	0.01	11/7/15	20,000,000	a	20,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.01	11/2/15	5,620,000	a	5,620,000
Harris County Health Facilities
Development Corporation,

Revenue, Refunding (The
Methodist Hospital System)	0.01	11/2/15	24,660,000	a	24,660,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.01	11/2/15	7,300,000	a	7,300,000
Lower Neches Valley Authority
Industrial Development
Corporation, Revenue
(ExxonMobil Project)	0.01	11/2/15	14,000,000	a	14,000,000
Marshall Independent School
District, GO Notes	1.50	2/15/16	3,405,000		3,418,072
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.01	11/7/15	33,500,000	a	33,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Methodist
Hospitals of Dallas Project)
(LOC; TD Bank)	0.01	11/2/15	2,000,000	a	2,000,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.01	11/7/15	24,400,000	a	24,400,000
Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.02	11/7/15	12,200,000	a	12,200,000
Texas Public Finance Authority,
CP	0.03	11/17/15	5,000,000		5,000,000
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility:
California Public Employees
Retirement System and State
Street Bank and Trust Co.)	0.01	11/7/15	16,300,000	a	16,300,000
Travis County,
GO Notes, Refunding	5.50	3/1/16	1,905,000		1,938,580
Utah--2.8%
Intermountain Power Agency,
CP (Liquifity Facility;
JPMorgan Chase Bank)	0.10	12/9/15	26,500,000		26,500,000
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.01	11/2/15	3,100,000	a	3,100,000
Utah County,

HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; U.S. Bank
NA)	0.01	11/7/15	18,600,000	a	18,600,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.04	11/7/15	6,400,000	a	6,400,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.01	11/2/15	2,635,000	a	2,635,000
Virginia--.7%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.01	11/7/15	6,310,000	a	6,310,000
University of Virginia,
University Revenue, CP	0.03	11/17/15	7,700,000		7,700,000
Washington--1.5%
Issaquah School District Number
411, GO Notes	2.00	12/1/15	4,970,000		4,977,514
Lake Washington School District
Number 414, GO Notes	4.00	12/1/15	3,125,000		3,134,902
Washington,
Various Purpose GO, Refunding
(P-FLOATS Series PT-4658)
(Liquidity Facility; Bank of
America)	0.02	11/7/15	7,250,000	a,b,c	7,250,000
Washington Housing Finance
Commission, MFHR (Reserve at
Renton Apartments Project)
(LOC; FHLB)	0.02	11/7/15	8,000,000	a	8,000,000
Washington Housing Finance
Commission, Revenue (Reserve
at SeaTac Apartments Project)
(LOC; FHLB)	0.02	11/7/15	5,500,000	a	5,500,000
Wisconsin--3.9%
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.01	11/7/15	5,385,000	a	5,385,000
Oneida Tribe of Indians of

Wisconsin, Health Facilities
Revenue (LOC; Bank of America)	0.08	11/7/15	11,090,000	a	11,090,000
Racine,
Note Anticipation Notes	2.00	8/15/16	2,500,000		2,505,224
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.09	3/3/16	26,000,000		26,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group) (Eclipse Funding
Trust, Series 0029) (Liquidity
Facility; U.S. Bank NA and
LOC; U.S. Bank NA)	0.01	11/7/15	22,750,000 a,b,c		22,750,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.04	11/7/15	8,345,000	a	8,345,000
Total Investments (cost $1,946,021,512)			100.2%		1,946,021,512
Liabilities, Less Cash and Receivables			(.2%)		(4,192,534)
Net Assets			100.0%		1,941,828,978

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities amounted to $75,160,000 or 3.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVER	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOT	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PFLOAT	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,946,021,512
Level 3 - Significant Unobservable Inputs	-
Total	1,946,021,512

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)